UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    --------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100              Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                    --------------
Date of fiscal year end:  12/31
                          -----------
Date of reporting period: 03/31/07
                          -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 66.4%
   ADVERTISING -- 4.1%
       4,800   Lamar Advertising Co.                          $     302,256
       4,550   Omnicom Group, Inc.                                  465,829
       6,050   WPP Group plc - ADR +                                459,740
--------------------------------------------------------------------------------
                                                                  1,227,825
--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 4.0%
       6,300   DRS Technologies, Inc.                               328,671
       5,000   Goodrich Corp.                                       257,400
       7,000   L-3 Communications Holdings, Inc.                    612,290
--------------------------------------------------------------------------------
                                                                  1,198,361
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 0.7%
       4,000   Oshkosh Truck Corp.                                  212,000
--------------------------------------------------------------------------------
   BANKING -- 4.9%
      11,900   Bank of New York Co., Inc.                           482,545
       1,800   M&T Bank Corp.                                       208,494
       3,000   Prosperity Bancshares, Inc.                          104,220
       7,900   Zions Bancorp                                        667,708
--------------------------------------------------------------------------------
                                                                  1,462,967
--------------------------------------------------------------------------------
   BUSINESS SERVICES -- 1.2%
       5,800   ChoicePoint, Inc.*                                   217,094
       5,400   MoneyGram International, Inc.                        149,904
--------------------------------------------------------------------------------
                                                                    366,998
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING -- 1.0%
       8,100   General Electric, Inc.                               286,416
--------------------------------------------------------------------------------
   ELECTRONICS -- 0.9%
       4,200   Amphenol Corp. - Class A                             271,194
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 7.5%
       5,400   CIT Group, Inc.                                      285,768
      16,400   Citigroup, Inc.                                      841,976
      19,000   JPMorgan Chase & Co.                                 919,219
       2,250   Merrill Lynch & Co., Inc.                            183,758
--------------------------------------------------------------------------------
                                                                  2,230,721
--------------------------------------------------------------------------------
   HEALTH & HOSPITALS -- 2.1%
       4,500   DaVita, Inc.*                                        239,940
       7,400   Health Net, Inc.*                                    398,194
--------------------------------------------------------------------------------
                                                                    638,134
--------------------------------------------------------------------------------
   HOME BUILDING -- 1.2%
       8,600   Centex Corp.                                         359,308
--------------------------------------------------------------------------------
   INSURANCE -- 6.5%
       5,000   Everest Re Group, Ltd.                               480,849
       4,650   Hartford Financial Services Group, Inc.              444,447
       8,900   OneBeacon Insurance Group, Ltd.                      222,500
       3,700   Reinsurance Group of America, Inc.                   213,564
       5,300   RenaissanceRe Holdings, Ltd.                         265,742
       6,600   Stancorp Financial Group                             324,522
--------------------------------------------------------------------------------
                                                                  1,951,624
--------------------------------------------------------------------------------
   MACHINERY/ENGINEERING -- 1.6%
       6,400   Joy Global, Inc.                                     274,560
       2,800   National-Oilwell Varco, Inc.*                        217,812
--------------------------------------------------------------------------------
                                                                    492,372
--------------------------------------------------------------------------------
   MANUFACTURING -- 4.1%
       4,529   Cytec Industries, Inc.                               254,711
       7,700   FMC Technologies, Inc.*                              537,152
      13,500   Spirit Aerosystems Holdings, Inc.*                   429,975
--------------------------------------------------------------------------------
                                                                  1,221,838
--------------------------------------------------------------------------------
   MEDICAL RESEARCH -- 2.3%
       3,500   Beckman Coulter, Inc.                                223,615
       7,100   Invitrogen Corp.*                                    451,915
--------------------------------------------------------------------------------
                                                                    675,530
--------------------------------------------------------------------------------
   OIL & GAS -- 3.6%
       6,900   ConocoPhillips                                       471,615
       6,700   Hess Corp.                                           371,649
       7,100   Range Resources Corp.                                237,140
--------------------------------------------------------------------------------
                                                                  1,080,404
--------------------------------------------------------------------------------
   PHARMACEUTICAL PREPARATIONS -- 1.7%
       9,000   Abbott Laboratories                                  502,200
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.6%
       3,600   AMB Property Corp.                                   211,644
       6,000   CBL & Associates Properties, Inc.                    269,040
--------------------------------------------------------------------------------
                                                                    480,684
--------------------------------------------------------------------------------
   RETAIL -- 3.3%
       7,500   Cheesecake Factory, Inc.*                            199,875
       6,800   K-Swiss, Inc.                                        183,736
      22,600   TJX Co., Inc.                                        609,296
--------------------------------------------------------------------------------
                                                                    992,907
--------------------------------------------------------------------------------
   SEMI-CONDUCTOR EQUIPMENT -- 1.2%
       6,600   KLA-Tencor Corp.                                     351,912
--------------------------------------------------------------------------------
   TECHNOLOGY -- 5.2%
       5,700   CACI International Inc. - Class A*                   267,102
       3,400   CDW Corp.                                            208,862
      20,200   Jabil Circuit, Inc.                                  432,482
      19,213   Taiwan Semiconductor Manufacturing Co. - ADR         206,540
      11,700   Zebra Technologies, Inc. - Class A*                  451,737
--------------------------------------------------------------------------------
                                                                  1,566,723
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 3.9%
       2,900   ALLTEL Corp.                                         179,800
       9,600   Motorola, Inc.                                       169,632
       3,200   NII Holdings, Inc. - Class B*                        237,376
      18,600   Sprint Nextel Corp.                                  352,656
      15,500   Windstream Corp.                                     227,695
--------------------------------------------------------------------------------
                                                                  1,167,159
--------------------------------------------------------------------------------
   UTILITIES -- 3.8%
       2,450   Dominion Resources                                   217,487
      26,200   Duke Energy Corp.                                    531,598
       4,300   SCANA Corp.                                          185,631
       5,800   Southern Co.                                         212,570
--------------------------------------------------------------------------------
                                                                  1,147,286
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                           $  19,884,563
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 2.0%
   PHARMACEUTICALS -- 2.0%
       3,300   Roche Holding AG                               $     583,855
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.5%
     445,093   BBH Securities Lending Fund **                       445,093
     587,928   Touchstone Institutional
               Money Market Fund ^                                  587,928
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                        $   1,033,021
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

2

------------------------
Touchstone Balanced Fund
------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 14.3%
   BANKING -- 0.8%
  $  250,000   BB&T Corp.                 7.25     6/15/07    $     250,864
          84   Nykredit                   6.00     10/1/26               16
--------------------------------------------------------------------------------
                                                                    250,880
--------------------------------------------------------------------------------
   CHEMICALS -- 1.1%
     325,000   E.I. du Pont de
               Nemours & Co.              4.13     4/30/10          317,267
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 5.7%
     350,000   American Express           5.25     9/12/11          352,263
     375,000   Credit Suisse USA, Inc.    5.50     8/16/11          380,601
     500,000   General Electric
               Capital Corp.              6.75     3/15/32          566,517
     400,000   Goldman Sachs
               Group, Inc.                5.70      9/1/12          406,988
--------------------------------------------------------------------------------
                                                                  1,706,369
--------------------------------------------------------------------------------
   HOTELS & LODGING -- 1.2%
     350,000   ITT Corp.                  7.38    11/15/15          364,772
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.6%
     175,000   Comcast Corp.              5.85    11/15/15          177,706
--------------------------------------------------------------------------------
   OIL & GAS -- 1.9%
     500,000   Pemex Project
               Funding Master Trust       9.13    10/13/10          559,750
--------------------------------------------------------------------------------
   RETAIL -- 1.2%
     400,000   Wal-Mart Stores, Inc.      5.25      9/1/35          363,337
--------------------------------------------------------------------------------
   TECHNOLOGY -- 0.8%
     250,000   IBM Corp.                  4.38      6/1/09          247,177
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 1.0%
     250,000   Verizon Global             7.75     6/15/32          290,139
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                         $   4,277,397
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   TRANSPORTATION -- 0.1%
      25,000   Oklahoma City Airport      9.40     11/1/10    $      25,843
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
   GREAT BRITAIN -- 0.8%
     105,000   United Kingdom
               Treasury                   8.00     12/7/15    $     249,372
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 6.2%
  $   27,899   Fannie Mae                 6.50     12/1/12    $      28,577
      58,237   Fannie Mae                 6.00      1/1/14           59,328
      58,442   Fannie Mae                 6.00      3/1/31           59,234
      22,967   Fannie Mae                 6.00      2/1/33           23,241
     331,857   Fannie Mae                 5.50     11/1/33          329,138
      10,826   Ginnie Mae                 7.50      9/1/30           11,304
      26,343   Ginnie Mae                 7.00     1/15/32           27,379
      98,406   Ginnie Mae                 6.00    12/15/32           99,937
     287,033   Ginnie Mae                 5.50     7/15/33          285,868
     283,807   Ginnie Mae                 6.00    11/15/33          287,498
     429,244   Ginnie Mae                 6.00    12/15/33          435,773
     216,331   Ginnie Mae                 6.00    12/15/33          219,622
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                    $   1,866,899
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.9%
     100,000   U.S. Treasury Bond         5.50     8/15/28          107,555
     200,000   U.S. Treasury Note         3.25     8/15/07          198,664
     200,000   U.S. Treasury Note         4.25    11/30/07          199,031
     675,000   U.S. Treasury Note         3.25     1/15/09          658,784
      25,000   U.S. Treasury Note         4.13     8/15/10           24,686
   1,050,000   U.S. Treasury Note         4.25    10/15/10        1,040,689
     135,000   U.S. Treasury Note         4.00     2/15/15          129,421
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                               $   2,358,830
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.2%
(COST $27,898,581)                                            $  30,279,780
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)                    (369,537)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  29,910,243
--------------------------------------------------------------------------------

*   Non-income producing security.
^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $437,551.
**  Represents collateral for securities loaned.
ADR - American Depository Receipt.


See Notes to Schedules of Investments

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 96.2%
   APPAREL -- 5.5%
      18,000   Carter's, Inc.*                                $     456,120
       8,000   Polo Ralph Lauren Corp. - Class A                    705,200
       7,500   Under Armour, Inc. - Class A* +                      384,750
--------------------------------------------------------------------------------
                                                                  1,546,070
--------------------------------------------------------------------------------
   AUTOMOTIVE PARTS & SERVICE -- 0.3%
      28,600   Delphi Corp.*                                         82,940
--------------------------------------------------------------------------------
   BUILDING MATERIALS -- 0.9%
       5,500   Eagle Materials, Inc.                                245,465
--------------------------------------------------------------------------------
   BUSINESS SERVICES -- 4.1%
      12,000   ChoicePoint, Inc.*                                   449,160
      15,000   Copart, Inc.*                                        420,150
       7,400   Macquarie Infrastructure Co.                         290,820
--------------------------------------------------------------------------------
                                                                  1,160,130
--------------------------------------------------------------------------------
   CHEMICAL -- 1.6%
      15,000   Senomyx, Inc.*                                       185,700
      15,000   Symyx Technologies, Inc.*                            265,800
--------------------------------------------------------------------------------
                                                                    451,500
--------------------------------------------------------------------------------
   COMMUNICATIONS -- 1.7%
      16,000   SBA Communications Corp.*                            472,800
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.2%
       7,000   Church & Dwight Co., Inc.                            352,450
--------------------------------------------------------------------------------
   CONSUMER SERVICES -- 1.2%
       7,000   Chemed Corp.                                         342,720
--------------------------------------------------------------------------------
   DISTRIBUTION -- 0.0%
         850   Beacon Roofing Supply, Inc.*                          13,753
--------------------------------------------------------------------------------
   EDUCATION -- 4.9%
      30,000   DeVry, Inc.                                          880,500
       4,000   Strayer Education, Inc.                              500,000
--------------------------------------------------------------------------------
                                                                  1,380,500
--------------------------------------------------------------------------------
   ENERGY & ENERGY SERVICES -- 5.2%
      13,000   Encore Acquisition Co.*                              314,470
       9,500   FMC Technologies, Inc.*                              662,720
       5,000   SEACOR Holdings, Inc.*                               492,000
--------------------------------------------------------------------------------
                                                                  1,469,190
--------------------------------------------------------------------------------
   FINANCIAL SERVICES/ASSET MANAGEMENT -- 2.3%
      15,000   Cohen & Steers, Inc.+                                646,200
--------------------------------------------------------------------------------
   FINANCIAL SERVICES/BROKERAGE & EXCHANGES -- 4.3%
       1,000   Evercore Partners, Inc. - Class A+                    31,190
      10,000   International Securities Exchange, Inc.              488,000
      24,000   Jefferies Group, Inc.                                694,800
--------------------------------------------------------------------------------
                                                                  1,213,990
--------------------------------------------------------------------------------
   FINANCIAL SERVICES/COMMUNITY BANKS -- 2.8%
      12,500   Center Financial Corp.                               247,125
       8,000   Central Pacific Financial Corp.                      292,560
      13,500   UCBH Holdings, Inc.+                                 251,370
--------------------------------------------------------------------------------
                                                                    791,055
--------------------------------------------------------------------------------
   FINANCIAL SERVICES/INSURANCE -- 2.9%
      12,000   Arch Capital Group Ltd.*                             818,520
--------------------------------------------------------------------------------
   FINANCIAL SERVICES/MISCELLANEOUS -- 0.8%
       5,000   National Financial Partners Corp.                    234,550
--------------------------------------------------------------------------------
   HEALTH SERVICES/INSURANCE -- 4.7%
      16,000   AMERIGROUP Corp.*                                    486,400
      16,000   Centene Corp.*                                       335,840
       6,000   WellCare Health Plans, Inc.* +                       511,500
--------------------------------------------------------------------------------
                                                                  1,333,740
--------------------------------------------------------------------------------
   HEALTHCARE FACILITIES -- 3.1%
       6,000   Community Health Systems, Inc.*                      211,500
      12,000   Manor Care, Inc.+                                    652,320
--------------------------------------------------------------------------------
                                                                    863,820
--------------------------------------------------------------------------------
   HEALTHCARE PRODUCTS -- 3.1%
      25,000   DepoMed, Inc.*                                        89,250
      11,000   Edwards Lifesciences Corp.*                          557,700
      11,000   PSS World Medical, Inc.*                             232,540
--------------------------------------------------------------------------------
                                                                    879,490
--------------------------------------------------------------------------------
   HEALTHCARE SERVICES -- 2.0%
       5,000   Charles River Laboratories
               International, Inc.*                                 231,300
      12,000   Odyssey Healthcare, Inc.*                            157,560
       8,000   PRA International*                                   172,480
--------------------------------------------------------------------------------
                                                                    561,340
--------------------------------------------------------------------------------
   HOTELS & LODGING -- 1.3%
      10,000   Choice Hotels International, Inc.                    354,300
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY SERVICES -- 0.8%
       6,000   CheckFree Corp.*                                     222,540
--------------------------------------------------------------------------------
   REAL ESTATE -- 3.7%
      22,000   CB Richard Ellis Group, Inc.*                        751,960
       6,500   CoStar Group, Inc.*                                  290,420
--------------------------------------------------------------------------------
                                                                  1,042,380
--------------------------------------------------------------------------------
   REAL ESTATE - HOME BUILDING -- 0.7%
       3,300   Brookfield Homes Corp.+                              105,930
       4,000   Hovnanian Enterprises, Inc. - Class A* +             100,640
--------------------------------------------------------------------------------
                                                                    206,570
--------------------------------------------------------------------------------
   REAL ESTATE - REITS -- 2.2%
       1,500   Alexander's, Inc.*                                   617,550
--------------------------------------------------------------------------------
   RECREATION & RESORTS -- 10.8%
      10,000   Isle of Capri Casinos, Inc.* +                       256,200
       4,500   Pinnacle Entertainment, Inc.*                        130,815
      10,000   Station Casinos, Inc.                                865,700
      10,000   Vail Resorts, Inc.* +                                543,300
      13,700   Wynn Resorts, Ltd.+                                1,299,581
--------------------------------------------------------------------------------
                                                                  3,095,596
--------------------------------------------------------------------------------
   RESTAURANTS -- 5.4%
       9,000   California Pizza Kitchen, Inc.*                      296,010
      13,750   Cheesecake Factory, Inc. (The)*                      366,438
       6,900   P.F. Chang's China Bistro, Inc.* +                   288,972
       5,000   Panera Bread Co.*                                    295,300
      10,000   Peet's Coffee & Tea, Inc.* +                         276,200
--------------------------------------------------------------------------------
                                                                  1,522,920
--------------------------------------------------------------------------------
   RETAIL-SPECIALTY STORES -- 14.7%
       8,000   Cabela's, Inc. - Class A*                            198,480
      30,000   CarMax, Inc.*                                        736,200
      15,000   Dick's Sporting Goods, Inc.*                         873,899
      16,500   DSW, Inc. - Class A*                                 696,465
      11,250   J. Crew Group, Inc.*                                 451,913
      30,000   Select Comfort Corp.* +                              534,000
       5,500   Tractor Supply Co.* +                                283,250
      20,000   United Auto Group, Inc.                              406,000
--------------------------------------------------------------------------------
                                                                  4,180,207
--------------------------------------------------------------------------------
   TRANSPORTATION -- 1.5%
      15,750   Genesee & Wyoming, Inc.*                             419,108
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

4

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued


    Shares                                                         Value

COMMON STOCKS -- 96.2% - CONTINUED
   UTILITY SERVICES -- 2.5%
      10,000   ITC Holdings Corp.                             $     432,900
       8,820   Southern Union Co.                                   268,040
--------------------------------------------------------------------------------
                                                                    700,940
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                           $  27,222,334
--------------------------------------------------------------------------------
INVESTMENT FUND -- 18.6%
   5,256,699   BBH Securities Lending Fund **                 $   5,256,699
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 114.8%
(Cost $21,595,721)                                            $  32,479,033
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.8%)                 (4,177,188)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  28,301,845
--------------------------------------------------------------------------------

*   Non-income producing security.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $5,125,523.
**  Represents collateral for securities loaned.


See Notes to Schedules of Investments

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 24.6%
   BANKING -- 1.7%
  $  135,000   BB&T Capital Trust I       5.85     8/18/35    $     129,218
     150,000   Capital One Bank           4.25     12/1/08          147,662
     260,000   USB Capital IX             6.19     4/15/49          266,589
     100,000   Wachovia
               Capital Trust III          5.80     8/29/49          101,193
--------------------------------------------------------------------------------
                                                                    644,662
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.5%
     175,000   Mohawk
               Industries, Inc.           5.75     1/15/11          177,435
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING -- 0.4%
     140,000   General Electric Co.       5.00      2/1/13          138,940
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.7%
     150,000   Carolina Power
               & Light                    5.25    12/15/15          147,931
     140,000   Con Edison
               Co. of NY                  5.30      3/1/35          128,190
     145,000   Duke Capital               8.00     10/1/19          165,683
     210,000   Midamerican Energy
               Holdings                   6.13      4/1/36          209,546
     150,000   Natl Grid PLC              6.30      8/1/16          156,646
     145,000   Pacific Gas & Electric     5.80      3/1/37          139,793
     285,000   PSI Energy, Inc.           7.85    10/15/07          288,420
     200,000   Southern California
               Edison                     5.63      2/1/36          193,722
     175,000   Southern Power Co.         4.88     7/15/15          166,893
     175,000   Transalta Corp.            5.75    12/15/13          176,433
--------------------------------------------------------------------------------
                                                                  1,773,257
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 7.5%
     140,000   BAC Cap Trust XI           6.63     5/23/36          148,139
     210,000   Caterpillar Financial
               Services Corp.             4.75     2/17/15          200,750
     220,000   Citigroup, Inc.            5.60     4/27/11          222,204
     250,000   Citigroup, Inc.            5.00     9/15/14          244,065
     295,000   Countrywide
               Home Loan                  4.13     9/15/09          286,899
     420,000   General Electric
               Capital Corp.              5.40     2/15/17          420,359
     225,000   Goldman Sachs
               Group, Inc.                5.63     1/15/17          222,862
     330,000   Intl Lease
               Finance Corp.              4.35     9/15/08          326,298
     165,000   John Deere
               Capital Corp.              7.00     3/15/12          178,343
     215,000   Lehman Brothers
               Holdings                   5.50      4/4/16          213,787
      85,000   Merrill Lynch & Co.        6.11     1/29/37           82,405
     125,000   Morgan Stanley             5.63      1/9/12          126,642
     220,000   XSTRATA Finance
               Canada, 144A               5.50    11/16/11          221,239
--------------------------------------------------------------------------------
                                                                  2,893,992
--------------------------------------------------------------------------------
   FOOD -- 1.2%
     280,000   Kellogg Co.                6.60      4/1/11          294,274
     175,000   Miller Brewing Co.,
               144A                       4.25     8/15/08          172,342
--------------------------------------------------------------------------------
                                                                    466,616
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.7%
      50,000   AOL Time Warner            7.70      5/1/32           56,687
     212,000   British Sky
               Broadcasting               6.88     2/23/09          217,910
--------------------------------------------------------------------------------
                                                                    274,597
--------------------------------------------------------------------------------
   OIL & GAS -- 2.8%
     230,000   Canadian Natural
               Resources, Ltd.            6.25     3/15/38          225,032
     190,000   Conocophillips
               Canada                     5.63    10/15/16          193,148
     120,000   Encana Corp.               6.50     8/15/34          124,525
      65,000   Plains All Amer
               Pipeline, 144A             6.65     1/15/37           66,080
     110,000   R.R. Donnelley
               & Sons Co.                 5.63     1/15/12          110,835
     250,000   Ras Laffan Lng II, 144A    5.30     9/30/20          241,082
     105,000   Statoil                    5.13     4/30/14          103,317
--------------------------------------------------------------------------------
                                                                  1,064,019
--------------------------------------------------------------------------------
   RAILROAD TRANSPORTATION -- 0.4%
     150,000   Burlington North           6.20     8/15/36          147,008
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 0.9%
     155,000   Avalonbay
               Communities                5.75     9/15/16          157,046
     175,000   WEA Finance, 144A          5.70     10/1/16          177,173
--------------------------------------------------------------------------------
                                                                    334,219
--------------------------------------------------------------------------------
   RETAIL -- 0.7%
     140,000   Federated Retail
               Holding                    5.35     3/15/12          139,633
     120,000   May Department
               Stores                     5.95     11/1/08          121,212
--------------------------------------------------------------------------------
                                                                    260,845
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 2.1%
     175,000   Deutsche Telekom
               Finance                    5.38     3/23/11          175,964
     185,000   SBC Communications         5.88     8/15/12          189,992
     250,000   Sing
               Telecommunications         6.38     12/1/11          262,424
     175,000   Verizon
               Communications             6.25      4/1/37          173,338
--------------------------------------------------------------------------------
                                                                    801,718
--------------------------------------------------------------------------------
   TRANSPORTATION -- 1.0%
     380,000   Union Pacific Co.          6.63      2/1/08          383,891
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                         $   9,361,199
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

6

-------------------------
Touchstone Core Bond Fund
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

AGENCY MORTGAGE-BACKED SECURITIES -- 24.7%
  $  775,000   Fannie Mae                 7.25     1/15/10    $     823,593
     625,000   Fannie Mae                 5.00     2/13/17          623,752
     749,333   Fannie Mae                 5.53      4/1/36          755,525
      25,562   Federal Home Loan
               Mortgage Corporation       7.00      5/1/30           26,844
     498,772   Federal Home Loan
               Mortgage Corporation       5.50      5/1/33          494,706
     365,322   Federal Home Loan
               Mortgage Corporation       5.00      8/1/33          353,990
     479,055   Federal Home Loan
               Mortgage Corporation       6.00      9/1/35          482,941
     277,390   Federal National
               Mortgage Association       4.50      6/1/18          269,282
      52,425   Federal National
               Mortgage Association       8.00      5/1/30           55,374
      49,558   Federal National
               Mortgage Association       7.50      1/1/31           51,868
      41,559   Federal National
               Mortgage Association       6.50      6/1/31           42,317
     187,347   Federal National
               Mortgage Association       6.50      6/1/32          193,045
      48,045   Federal National
               Mortgage Association       6.50      9/1/32           49,397
     261,457   Federal National
               Mortgage Association       6.50      9/1/32          268,809
     171,024   Federal National
               Mortgage Association       6.50     12/1/32          175,833
     350,567   Federal National
               Mortgage Association       4.50      8/1/33          330,361
     663,778   Federal National
               Mortgage Association       5.50      8/1/33          658,339
     457,610   Federal National
               Mortgage Association       5.50     10/1/33          453,860
     640,231   Federal National
               Mortgage Association       5.00      4/1/34          619,674
     161,365   Federal National
               Mortgage Association       5.00      4/1/34          156,184
     582,583   Federal National
               Mortgage Association       6.00     10/1/35          584,719
     341,730   Federal National
               Mortgage Association       6.50      2/1/36          348,608
   1,458,806   Federal National
               Mortgage Association       6.00      7/1/36        1,469,625
      46,239   Government National
               Mortgage Association       5.75     9/20/24           46,745
      69,989   Government National
               Mortgage Association       4.00    10/17/29           67,035
       6,834   Government National
               Mortgage Association       8.00     7/15/30            7,247
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                       $   9,409,673
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 28.3%
     595,000   Banc of America
               Commercial  Mortgage,
               Inc., Series 2006-3,
               Class A4                   5.89     7/10/44          616,837
     655,000   Bear Stearns
               Commercial Mortgage,
               Series 2005-PW10,
               Class A4                   5.41    12/11/40          658,214
     575,000   Bear Stearns
               Commercial Mortgage,
               Series 2005-PWR9,
               Class A4A                  4.87     9/11/42          557,779
     700,000   Countrywide
               Securities,  Series
               2007-S1, Class A5          6.02    11/25/36          695,280
   1,000,000   Credit Suisse First
               Boston Mortgage
               Securities Corp.           5.00     7/25/35          989,190
     638,715   Credit Suisse First
               Boston Mortgage
               Securities Corp., Series
               2005-9, Class 2A1          5.50    10/25/35          626,240
     250,000   CW Capital Cobalt,
               Series 2006-C1,
               Class A4                   5.22     8/15/48          246,356
     482,481   Deutsche Bank
               Alternative Loan Trust,
               Series 2003-2XS,
               Class A6                   4.97     9/25/33          476,945
     878,448   First Horizon
               Mortgage Pass-Through
               Trust,  Series 2004-3,
               Class 2A1                  4.50     6/25/19          847,016
     735,000   GE Capital
               Commercial  Mortgage
               Corp., Series  2004-C1,
               Class A2                   3.92    11/10/38          714,034
     450,686   IMPAC Secured Assets
               Corp., Series 2003-2,
               Class A1                   5.50     8/25/33          448,206
     700,000   Morgan Stanley
               Mortgage Loan Trust,
               Series 2007-3XS,
               Class 2A4S                 5.96     1/25/47          698,950
     362,500   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                   5.50     6/25/35          355,196
     407,827   Residential Asset
               Securitization Trust,
               Series 2006-A1,
               Class 1A3                  6.00     4/25/36          410,664
     278,617   Residential Funding
               Mortgage Securities I,
               Series 2006-S2, Class A2   5.75     2/25/36          279,593


See Notes to Schedules of Investments

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

MORTGAGE RELATED SECURITIES -- 28.3% - CONTINUED
  $  445,527   Structured Asset
               Securities Corp., Series
               2005-17, Class 5A1         5.50    10/25/35    $     437,939
     454,508   Washington Mutual
               Alternative Loan Trust,
               Series 2005-9, Class 2A4   5.50    11/25/35          456,222
     550,000   Wells Fargo Mortgage
               Backed Securities          5.50     6/25/33          543,612
     756,872   Wells Fargo Mortgage
               Backed Securities          4.94     2/25/34          742,890
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                             $  10,801,163
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.6%
     835,000   U.S. Treasury Bond         4.50     2/15/36          787,248
   1,220,000   U.S. Treasury Note         4.75    12/31/08        1,221,620
     610,000   U.S. Treasury Note         3.50     8/15/09          595,394
     335,000   U.S. Treasury Note         4.63     8/31/11          336,230
     560,000   U.S. Treasury Note         4.63     2/29/12          562,078
     845,000   U.S. Treasury Note         4.00     2/15/15          810,078
   1,620,000   U.S. Treasury Note         4.63     2/15/17        1,616,710
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                               $   5,929,358
--------------------------------------------------------------------------------

    Shares                                                         Value

PREFERRED STOCK -- 0.8%
   FINANCIAL SERVICES -- 0.8%
      12,500   Citigroup VIII                                 $     314,500
--------------------------------------------------------------------------------
INVESTMENT FUND -- 7.3%
   2,774,199   Touchstone Institutional
               Money Market Fund ^                            $   2,774,199
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.3%
(COST $38,614,066)                                            $  38,590,092
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)                    (479,257)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  38,110,835
--------------------------------------------------------------------------------

^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities were valued at $877,919 or 2.30% of net assets.


See Notes to Schedules of Investments

8

------------------------------------------
Touchstone Eagle Capital Appreciation Fund
------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 94.6%
   CAPITAL GOODS -- 12.6%
      31,720   General Electric Co.                           $   1,121,619
      19,200   Tyco International Ltd.                              605,760
      15,605   United Technologies Corp.                          1,014,325
      25,850   Waste Management, Inc.                               889,499
--------------------------------------------------------------------------------
                                                                  3,631,203
--------------------------------------------------------------------------------
   CONSUMER CYCLICALS -- 7.3%
       9,550   Omnicom Group, Inc.                                  977,729
      27,310   Viacom, Inc. - Class B*                            1,122,714
--------------------------------------------------------------------------------
                                                                  2,100,443
--------------------------------------------------------------------------------
   CONSUMER SERVICES -- 1.9%
       7,950   United Parcel Service, Inc. - Class B                557,295
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 12.8%
      30,125   CVS Corp.                                          1,028,467
       8,920   Kimberly-Clark Corp.                                 610,931
      16,030   McDonald's Corp.                                     722,152
      19,470   The Coca-Cola Co.                                    934,560
       8,620   Wal-Mart Stores, Inc.                                404,709
--------------------------------------------------------------------------------
                                                                  3,700,819
--------------------------------------------------------------------------------
   FINANCIALS -- 20.0%
      10,400   American Express Co.                                 586,560
       8,240   Bank of America Corp.                                420,405
      12,910   Capital One Financial Corp.                          974,189
      22,150   Citigroup, Inc.                                    1,137,180
       7,550   Countrywide Financial Corp.                          253,982
      13,340   Freddie Mac                                          793,597
       9,000   State Street Corp.                                   582,750
      18,690   Wachovia Corp.                                     1,028,885
--------------------------------------------------------------------------------
                                                                  5,777,548
--------------------------------------------------------------------------------
   HEALTH CARE -- 12.7%
      34,760   Boston Scientific Corp.*                             505,410
      13,920   Johnson & Johnson                                    838,819
      24,140   Pfizer, Inc.                                         609,776
      11,870   Wyeth                                                593,856
      13,020   Zimmer Holdings, Inc.*                             1,112,039
--------------------------------------------------------------------------------
                                                                  3,659,900
--------------------------------------------------------------------------------
   INSURANCE -- 4.6%
      14,450   American International Group, Inc.                   971,329
      16,820   Progressive Corp.                                    367,012
--------------------------------------------------------------------------------
                                                                  1,338,341
--------------------------------------------------------------------------------
   TECHNOLOGY -- 22.7%
      32,540   Applied Materials, Inc.                              596,133
      68,220   EMC Corp.*                                           944,847
      44,960   Intel                                                860,085
      51,035   Microsoft Corp.                                    1,422,344
      39,140   Nokia Corp. - ADR                                    897,089
      42,260   Oracle Corp.*                                        766,174
      53,550   Sprint Nextel Corp.                                1,015,308
--------------------------------------------------------------------------------
                                                                  6,501,980
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                           $  27,267,529
--------------------------------------------------------------------------------
INVESTMENT FUND -- 0.0%
       5,998   Touchstone Institutional
               Money Market Fund ^                            $       5,998
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 94.6%
(COST $24,389,850)                                            $  27,273,527
OTHER ASSETS IN EXCESS OF LIABILITIES  -- 5.4%                    1,556,724
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  28,830,251
--------------------------------------------------------------------------------

*   Non-income producing security.
^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR - American Depository Receipt.


See Notes to Schedules of Investments

                                            ------------------------------------
                                            Touchstone Enhanced Dividend 30 Fund
                                            ------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 98.0%
   AEROSPACE & DEFENSE -- 6.6%
      12,420   Boeing Co.                                     $   1,104,262
      12,420   Honeywell International                              572,065
--------------------------------------------------------------------------------
                                                                  1,676,327
--------------------------------------------------------------------------------
   AUTOMOBILES -- 1.5%
      12,420   General Motors Corp.                                 380,549
--------------------------------------------------------------------------------
   BANKING -- 10.0%
      49,730   Citigroup, Inc.                                    2,553,138
--------------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 8.8%
      12,420   Altria Group                                       1,090,600
      12,420   Coca-Cola Co.                                        596,160
      12,420   McDonald's Corp.                                     559,521
--------------------------------------------------------------------------------
                                                                  2,246,281
--------------------------------------------------------------------------------
   CHEMICALS -- 2.4%
      12,420   Du Pont (E.I.) De Nemours                            613,921
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.4%
      12,420   Microsoft Corp.                                      346,145
--------------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 6.6%
      12,420   Hewlett-Packard Co.                                  498,539
      12,420   International Business Machines Corp.              1,170,709
--------------------------------------------------------------------------------
                                                                  1,669,248
--------------------------------------------------------------------------------
   ELECTRONICS -- 0.9%
      12,420   Intel Corp.                                          237,595
--------------------------------------------------------------------------------
   ENTERTAINMENT & LEISURE -- 1.7%
      12,420   Walt Disney Co. (The)                                427,621
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 5.1%
      12,420   American Express Co.                                 700,488
      12,420   J.P. Morgan Chase & Co.                              600,880
--------------------------------------------------------------------------------
                                                                  1,301,368
--------------------------------------------------------------------------------
   FIRE, MARINE, & CASUALTY INSURANCE -- 3.3%
      12,420   American International Group                         834,872
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS -- 3.1%
      12,420   Procter & Gamble Co.                                 784,447
--------------------------------------------------------------------------------
   INDUSTRIAL - DIVERSIFIED -- 13.6%
      12,420   Alcoa, Inc.                                          421,038
      12,420   Caterpiller, Inc.                                    832,513
      12,420   General Electric Co.                                 439,171
      12,420   Minnesota Mining & Manufacturing (3M)                949,261
      12,420   United Technologies Corp.                            807,300
--------------------------------------------------------------------------------
                                                                  3,449,283
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 2.9%
      12,420   Johnson & Johnson                                    748,429
--------------------------------------------------------------------------------
   OIL & GAS -- 3.7%
      12,420   Exxon Mobil Corp.                                    937,089
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 11.0%
      12,420   Merck & Co., Inc.                                    548,591
      88,450   Pfizer, Inc.                                       2,234,247
--------------------------------------------------------------------------------
                                                                  2,782,838
--------------------------------------------------------------------------------
   RETAILERS -- 4.1%
      12,420   Home Depot, Inc.                                     456,311
      12,420   Wal-Mart Stores, Inc.                                583,119
--------------------------------------------------------------------------------
                                                                  1,039,430
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 11.3%
      12,420   AT&T, Inc.                                           489,721
      62,770   Verizon Communications, Inc.                       2,380,238
--------------------------------------------------------------------------------
                                                                  2,869,959
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                           $  24,898,540
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.0%
(COST $21,805,257)                                            $  24,898,540
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%                       514,364
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  25,412,904
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

10

-------------------------------
Touchstone Growth & Income Fund
-------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 97.8%
   BANKING -- 12.0%
      23,779   Bank of America                                $   1,213,204
      12,125   Citigroup, Inc.                                      622,498
      16,500   New York Community Bancorp, Inc.                     290,235
       3,600   SunTrust Banks                                       298,944
       7,800   U.S. Bancorp                                         272,766
       5,200   UnionBanCal Corp.                                    329,784
       6,050   Wachovia                                             333,053
--------------------------------------------------------------------------------
                                                                  3,360,484
--------------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 6.2%
       8,200   Altria Group, Inc.                                   720,042
       6,400   Diageo plc- ADR                                      518,080
       9,800   Unilever NV                                          286,356
       3,900   UST, Inc.                                            226,122
--------------------------------------------------------------------------------
                                                                  1,750,600
--------------------------------------------------------------------------------
   COMMUNICATION EQUIPMENT -- 1.2%
       6,500   Harris Corp.                                         331,175
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 12.4%
       6,600   Ameriprise Financial, Inc.                           377,124
       1,000   Goldman Sachs Group                                  206,630
      23,400   J.P. Morgan Chase & Co.                            1,132,091
       4,600   Merrill Lynch & Co., Inc.                            375,682
       6,000   Morgan Stanley                                       472,560
       7,500   PNC Financial Services Group                         539,775
       9,500   Washington Mutual, Inc.                              383,610
--------------------------------------------------------------------------------
                                                                  3,487,472
--------------------------------------------------------------------------------
   HEALTH CARE -- 1.5%
       8,100   UnitedHealth Group, Inc.                             429,057
--------------------------------------------------------------------------------
   INDUSTRIAL -- 5.8%
       5,300   Emerson Electric Co.                                 228,377
      13,300   General Electric Co.                                 470,288
       3,300   GlobalSantaFe Corp.                                  203,544
       9,700   Honeywell International                              446,782
      11,400   Packaging Corp of America                            278,160
--------------------------------------------------------------------------------
                                                                  1,627,151
--------------------------------------------------------------------------------
   INDUSTRIALS - AEROSPACE/DEFENSE -- 1.5%
       4,800   Textron, Inc.                                        431,040
--------------------------------------------------------------------------------
   INSURANCE -- 7.9%
       4,500   Allstate                                             270,270
      14,100   American International Group                         947,802
       4,400   Lincoln National Corp.                               298,276
      15,400   Loews Corp.                                          699,622
--------------------------------------------------------------------------------
                                                                  2,215,970
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 1.4%
      10,830   Idearc, Inc.                                         380,133
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 1.8%
       9,625   Baxter International, Inc.                           506,949
--------------------------------------------------------------------------------
   METALS -- 1.6%
      13,000   Alcoa, Inc.                                          440,700
--------------------------------------------------------------------------------
   OIL & GAS -- 10.2%
       3,275   Chevron Texaco                                       242,219
       3,750   ConocoPhillips                                       256,313
      15,200   Exxon Mobil Corp.                                  1,146,840
       6,500   Hess Corp.                                           360,555
       3,200   Marathon Oil Corp.                                   316,256
       5,300   Schlumberger Ltd.                                    366,230
       6,900   Spectra Energy Corp.                                 181,263
--------------------------------------------------------------------------------
                                                                  2,869,676
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 7.8%
       8,150   Abbott Laboratories                                  454,770
      11,500   Merck & Co., Inc.                                    507,955
       4,100   Novartis AG                                          223,983
      17,200   Pfizer, Inc.                                         434,472
      11,050   Wyeth                                                552,832
--------------------------------------------------------------------------------
                                                                  2,174,012
--------------------------------------------------------------------------------
   RETAILERS -- 5.9%
       2,900   Abercrombie & Fitch Co.                              219,472
      13,300   CVS Caremark Corp.                                   454,062
       9,100   Federated Department Stores, Inc.                    409,955
       5,300   Limited Brands, Inc.                                 138,118
       8,200   Lowe's Companies, Inc.                               258,218
       6,300   TJX Companies, Inc. (The)                            169,848
--------------------------------------------------------------------------------
                                                                  1,649,673
--------------------------------------------------------------------------------
   SERVICES -- 2.9%
       6,500   Carnival Corp.                                       304,590
      11,200   Host Hotels & Resorts, Inc.                          294,672
      11,200   Regal Entertainment Group                            222,544
--------------------------------------------------------------------------------
                                                                    821,806
--------------------------------------------------------------------------------
   SERVICES - PREPACKAGED SOFTWARE -- 0.9%
      15,000   Symantec Corp.*                                      259,500
--------------------------------------------------------------------------------
   TECHNOLOGY -- 2.6%
       7,600   Autodesk, Inc.                                       285,760
      15,800   Microsoft Corp.                                      440,346
--------------------------------------------------------------------------------
                                                                    726,106
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 11.2%
       8,300   ALLTEL Corp.                                         514,600
      34,200   AT&T, Inc.                                         1,348,506
      16,300   Citizens Communications Co.                          243,685
      19,500   Nokia Oyj - ADR                                      446,940
      15,300   Verizon Communications                               580,176
--------------------------------------------------------------------------------
                                                                  3,133,907
--------------------------------------------------------------------------------
   UTILITIES -- 3.0%
      13,900   Duke Energy Corp.                                    282,031
       4,600   FPL Group, Inc.                                      281,382
       6,200   SCANA Corp.                                          267,654
--------------------------------------------------------------------------------
                                                                    831,067
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                           $  27,426,478
--------------------------------------------------------------------------------
INVESTMENT FUND -- 1.7%
     469,793   Touchstone Institutional
               Money Market Fund ^                            $     469,793
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.5%
(COST $26,099,359)                                            $  27,896,271
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                        141,554
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  28,037,825
--------------------------------------------------------------------------------

*   Non-income producing security.
^    Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR - American Depository Receipt.


See Notes to Schedules of Investments

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 98.3%
   AEROSPACE & DEFENSE -- 0.5%
  $  171,000   DRS Technologies, Inc.     6.63      2/1/16    $     172,710
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 6.6%
      33,000   American Axle &
               Manufacturing
               Holdings, Inc.             7.88      3/1/17           32,918
     503,000   Asbury Automotive
               Group                      8.00     3/15/14          514,317
      12,000   Asbury Automotive
               Group Inc., 144A           7.63     3/15/17           12,030
      75,000   Autonation, Inc.           7.00     4/15/14           75,750
     200,000   Ford Motor
               Credit Co.                 7.88     6/15/10          200,744
     300,000   Ford Motor
               Credit Co.                 7.00     10/1/13          278,876
     200,000   Ford Motor
               Credit Co.                 7.45     7/16/31          154,750
     227,000   General Motors+            8.38     7/15/33          203,733
     257,000   General Motors
               Acceptance Corp.           6.88     9/15/11          257,249
     420,000   General Motors
               Acceptance Corp.           8.00     11/1/31          450,299
     279,000   United Auto
               Group, Inc., 144A          7.75    12/15/16          281,790
--------------------------------------------------------------------------------
                                                                  2,462,456
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 0.7%
     120,000   Texas Industries, Inc.     7.25     7/15/13          123,600
     125,000   U.S. Concrete              8.38      4/1/14          126,875
--------------------------------------------------------------------------------
                                                                    250,475
--------------------------------------------------------------------------------
   CHEMICALS -- 2.8%
     108,000   Mosaic Co., 144A           7.38     12/1/14          112,590
      88,000   Mosaic Co., 144A           7.63     12/1/16           92,840
     500,000   Nalco                      7.75    11/15/11          512,500
     156,000   Nell Af Sarl, 144A,        8.38     8/15/15          162,630
     150,000   Polyone Corp.+             8.88      5/1/12          150,750
--------------------------------------------------------------------------------
                                                                  1,031,310
--------------------------------------------------------------------------------
   COAL -- 2.8%
     500,000   Foundation PA
               Coal Co.                   7.25      8/1/14          506,250
     500,000   Massey Energy Co.          6.88    12/15/13          474,375
      82,000   Peabody Energy Corp.       7.38     11/1/16           86,305
--------------------------------------------------------------------------------
                                                                  1,066,930
--------------------------------------------------------------------------------
   COMMERCIAL SERVICES -- 0.9%
     350,000   Allied Waste NA            5.75     2/15/11          341,250
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.3%
     309,000   SunGard Data
               Systems, Inc.              9.13     8/15/13          331,403
     152,000   SunGard Data
               Systems, Inc.              4.88     1/15/14          139,080
--------------------------------------------------------------------------------
                                                                    470,483
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.3%
      26,000   Jarden Corp.               7.50      5/1/17           26,260
     444,000   Visant Holding Corp.       8.75     12/1/13          462,870
--------------------------------------------------------------------------------
                                                                    489,130
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 6.2%
     287,000   CMS Energy                 6.30      2/1/12          289,870
     166,000   Edison Mission Energy      7.50     6/15/13          171,395
     368,000   Mirant NA LLC              7.38    12/31/13          377,200
     490,000   NRG Energy                 7.25      2/1/14          502,250
     493,000   Regency Energy
               Partners, 144A             8.38    12/15/13          502,860
     250,000   Reliant Resources          9.50     7/15/13          272,188
     210,000   Sierra Pacific Power Co.   6.00     5/15/16          212,925
--------------------------------------------------------------------------------
                                                                  2,328,688
--------------------------------------------------------------------------------
   ELECTRONIC COMPONENTS -- 1.9%
      48,000   Baldor Electric Co.        8.63     2/15/17           50,760
     122,000   Belden CDT Inc., 144A      7.00     3/15/17          124,443
     500,000   Communications &
               Power Industry             8.00      2/1/12          518,750
--------------------------------------------------------------------------------
                                                                    693,953
--------------------------------------------------------------------------------
   ENERGY -- 0.9%
     326,000   Aventine Renewable
               Energy, 144A              10.00      4/1/17          337,003
--------------------------------------------------------------------------------
   FOOD PROCESSORS -- 4.0%
     238,000   Aramark Corp., 144A        8.50      2/1/15          247,520
     225,000   Del Monte Corp.            8.63    12/15/12          234,000
     500,000   Pilgrim's Pride Corp.      7.63      5/1/15          498,750
     492,000   Pinnacle Foods
               Group, Inc.                8.25     12/1/13          535,075
--------------------------------------------------------------------------------
                                                                  1,515,345
--------------------------------------------------------------------------------
   FUNERAL SERVICES -- 2.2%
     500,000   Service Corp.
               International              6.75      4/1/16          497,500
     350,000   Stewart Enterprises        6.25     2/15/13          339,500
--------------------------------------------------------------------------------
                                                                    837,000
--------------------------------------------------------------------------------
   GAMING -- 0.6%
     250,000   Station Casinos            6.50      2/1/14          230,000
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 8.1%
     275,000   Advanced Medical
               Optics Inc., 144A          7.50      5/1/17          277,063
     250,000   Chemed Corp.               8.75     2/24/11          260,000
     260,000   HCA, Inc.                  5.75     3/15/14          221,975
     234,000   HCA, Inc.                  6.50     2/15/16          199,193
     238,000   HCA, Inc., 144A            9.25    11/15/16          256,743
     795,000   Iasis Healthcare           8.75     6/15/14          822,824
     174,000   Invacare Corp., 144A       9.75     2/15/15          174,870
     147,000   Omnicare, Inc.             6.88    12/15/15          148,286
     253,000   Res-Care, Inc.             7.75    10/15/13          258,060
     380,000   U.S. Oncology              9.00     8/15/12          405,649
--------------------------------------------------------------------------------
                                                                  3,024,663
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 2.7%
     487,000   Case Corp.                 7.25     1/15/16          508,915
     488,000   Dresser-Rand
               Group, Inc.                7.38     11/1/14          497,760
--------------------------------------------------------------------------------
                                                                  1,006,675
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.2%
      89,000   Sealy Mattress Co.         8.25     6/15/14           93,673
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

12

--------------------------
Touchstone High Yield Fund
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 98.3%  - CONTINUED
   HOUSING -- 4.5%
  $  315,000   Beazer Homes USA           6.88     7/15/15    $     281,138
     169,000   Champion
               Enterprises                7.63     5/15/09          168,155
     460,000   K Hovnanian
               Enterprises                6.25     1/15/15          399,050
     250,000   KB Homes                   9.50     2/15/11          256,250
     400,000   M/I Homes, Inc.            6.88      4/1/12          360,000
     250,000   Meritage Homes Corp.       6.25     3/15/15          225,625
--------------------------------------------------------------------------------
                                                                  1,690,218
--------------------------------------------------------------------------------
   INDUSTRIAL -- 3.3%
     287,000   Ashtead Capital,
               Inc., 144A                 9.00     8/15/16          305,655
     380,000   Chaparral Steel Co.       10.00     7/15/13          423,700
      12,000   General Cable
               Corp., 144A                7.13      4/1/17           12,075
     500,000   United Rentals
               NA, Inc.                   6.50     2/15/12          498,750
--------------------------------------------------------------------------------
                                                                  1,240,180
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.5%
     200,000   Trinity Industries, Inc.   6.50     3/15/14          198,000
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 4.4%
     447,000   CSC Holdings, Inc.         8.13     7/15/09          462,645
     122,000   Lamar Media Corp.          7.25      1/1/13          123,525
     139,000   Lamar Media Corp.          6.63     8/15/15          135,525
     152,000   Quebecor Media             7.75     3/15/16          156,180
      48,000   Radio One Inc.             8.88      7/1/11           49,500
     500,000   Videotron Ltee             6.88     1/15/14          505,000
     240,000   Warner Music
               Group Corp.                7.38     4/15/14          228,600
--------------------------------------------------------------------------------
                                                                  1,660,975
--------------------------------------------------------------------------------
   METALS -- 5.0%
     167,000   Freepoert McMoRan
               Copper & Gold Inc.         8.25      4/1/15          179,734
     610,000   Gibraltar
               Industries, Inc.           8.00     12/1/15          616,099
     200,000   Newmont Mining             8.63     5/15/11          223,628
     317,000   Novelis Inc.               7.25     2/15/15          335,228
      80,000   PNA Group
               Inc., 144A                10.75      9/1/16           86,000
     200,000   Southern Copper
               Corp.                      6.38     7/27/15          204,963
     147,000   Steel Dynamics Inc.,
               144A                       6.75      4/1/15          147,184
      77,000   Tube City IMS Corp.,
               144A                       9.75      2/1/15           80,080
--------------------------------------------------------------------------------
                                                                  1,872,916
--------------------------------------------------------------------------------
   MISCELLANEOUS -- 5.4%
      28,500   Dow Jones CDX HY           8.75    12/29/10           30,174
   2,000,000   Dow Jones CDX HY,
               144A                       7.63     6/20/12        1,980,000
--------------------------------------------------------------------------------
                                                                  2,010,174
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 1.5%
     524,000   Ikon Office Solutions      7.75     9/15/15          547,580
--------------------------------------------------------------------------------
   OIL & GAS -- 10.8%
     249,000   Atlas Pipeline
               Partners                   8.13    12/15/15          256,470
     500,000   Basic Energy
               Services                   7.13     4/15/16          487,500
     500,000   Berry Petroleum Co.        8.25     11/1/16          497,500
     250,000   Bluewater
               Finance Ltd.              10.25     2/15/12          260,625
     500,000   Chesapeake
               Energy Corp.               6.88     1/15/16          506,250
     149,000   Chesapeake
               Energy Corp.               6.50     8/15/17          147,138
     114,000   Copano Energy LLC          8.13      3/1/16          117,990
     161,000   Glencore Funding
               LLC, 144A                  6.00     4/15/14          159,582
     100,000   Holly Energy
               Partners LP                6.25      3/1/15           95,500
     492,000   Sabine Pass Lng
               LP, 144A                   7.25    11/30/13          495,690
     506,000   Transcont Gas
               Pipe Corp.                 6.40     4/15/16          521,812
     500,000   United Refining Co.       10.50     8/15/12          523,749
--------------------------------------------------------------------------------
                                                                  4,069,806
--------------------------------------------------------------------------------
   OIL & GAS - REFINING & MARKETING -- 1.8%
     600,000   Enterprise Products
               Oper.                      8.38      8/1/66          656,573
--------------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.5%
     180,000   Owens-Brockway
               Glass Containers           6.75     12/1/14          178,200
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 1.3%
     477,000   Mylan
               Laboratories, Inc.         6.38     8/15/15          471,038
--------------------------------------------------------------------------------
   PUBLISHING -- 3.1%
     143,000   Dex Media, Inc.*            .00    11/15/13          133,169
     430,000   Dex Media, Inc.*            .00    11/15/13          400,438
     122,000   Dex Media, Inc.            8.00    11/15/13          127,795
     488,000   Idearc, Inc., 144A         8.00    11/15/16          502,029
--------------------------------------------------------------------------------
                                                                  1,163,431
--------------------------------------------------------------------------------
   REAL ESTATE -- 0.4%
     158,000   Ventas Realty LP           7.13      6/1/15          165,505
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 1.9%
     225,000   NXP BV/NXP
               Funding LLC, 144A          7.88    10/15/14          232,313
     483,000   Sensata
               Technologies, 144A         8.00      5/1/14          479,981
--------------------------------------------------------------------------------
                                                                    712,294
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 7.8%
     500,000   Broadwing                  7.25     6/15/23          485,000
     422,000   Citizens
               Communications             6.25     1/15/13          418,835
     475,000   GCI, Inc.                  7.25     2/15/14          475,000
     536,000   Panamsat Corp.             9.00     8/15/14          580,219
     500,000   Qwest Corp.                7.88      9/1/11          531,250
     400,000   Rogers Wireless, Inc.      7.25    12/15/12          427,500
--------------------------------------------------------------------------------
                                                                  2,917,804
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 98.3%  - CONTINUED
   TRANSPORTATION -- 2.4%
  $  530,000   CHC Helicopter Corp.       7.38      5/1/14    $     515,425
     350,000   Overseas Shipping
               Group                      8.75     12/1/13          386,750
--------------------------------------------------------------------------------
                                                                    902,175
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                         $  36,808,613
--------------------------------------------------------------------------------

    Shares                                                         Value

INVESTMENT FUNDS -- 4.7%
     369,471   BBH Securities
               Lending Fund **                                $     369,471
   1,409,186   Touchstone Institutional
               Money Market Fund^                                 1,409,186
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                        $   1,778,657
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.0%
(COST $37,960,938)                                            $  38,587,270
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.0%)                  (1,109,182)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  37,478,088
--------------------------------------------------------------------------------

^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $350,938.
*   Non-income producing security.
**  Represents collateral for securities loaned.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities were valued at $7,062,971 or 18.85% of net assets.


See Notes to Schedules of Investments

14

------------------------------
Touchstone Mid Cap Growth Fund
------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 98.0%
   AEROSPACE & DEFENSE -- 0.7%
       2,690   Alliant Techsystems*                           $     236,505
--------------------------------------------------------------------------------
   AGRICULTURAL CHEMICALS -- 1.2%
       7,400   Monsanto Co.                                         406,704
--------------------------------------------------------------------------------
   APPAREL -- 0.8%
       8,640   Jones Apparel Group                                  265,507
--------------------------------------------------------------------------------
   APPLICATION SOFTWARE -- 1.7%
      13,700   Business Objects S.A.- ADR*                          495,803
      12,200   TIBCO Software, Inc.*                                103,944
--------------------------------------------------------------------------------
                                                                    599,747
--------------------------------------------------------------------------------
   ASSET MANAGEMENT -- 1.1%
       8,500   T. Rowe Price Group, Inc.                            401,115
--------------------------------------------------------------------------------
   CASINOS AND GAMING -- 1.3%
       9,300   Boyd Gaming Corp.                                    443,052
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT -- 1.1%
      18,504   Comverse Technology, Inc.*                           400,519
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 0.4%
       1,460   Molson Coors Brewing Co. - Class B                   138,145
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - AUTOMOTIVE RETAIL -- 1.0%
      10,100   O'Reilly Automotive, Inc.* +                         334,310
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - SPECIALTY STORES -- 2.3%
       7,400   Dick's Sporting Goods, Inc.*                         431,124
       8,400   Tiffany & Co.                                        382,032
--------------------------------------------------------------------------------
                                                                    813,156
--------------------------------------------------------------------------------
   CONSUMER, NON-CYCLICAL -- 0.8%
       8,500   Pilgrim's Pride Corp. - Class B +                    282,115
--------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT -- 1.3%
       5,100   Mettler-Toledo International, Inc.*                  456,807
--------------------------------------------------------------------------------
   ELECTRONICS -- 4.7%
      17,000   AMETEK Inc.                                          587,180
       6,160   Hexcel Corp.* +                                      122,276
      47,485   LSI Logic*+                                          495,743
       7,630   Tektronix                                            214,861
      20,125   Vishay Intertechnology*                              281,348
--------------------------------------------------------------------------------
                                                                  1,701,408
--------------------------------------------------------------------------------
   EMPLOYMENT SERVICES -- 1.2%
       8,800   Monster Worldwide, Inc.*                             416,856
--------------------------------------------------------------------------------
   ENERGY - COAL AND CONSUMER FUELS -- 1.7%
      15,000   CONSOL Energy, Inc.                                  586,950
--------------------------------------------------------------------------------
   ENERGY - OIL AND GAS -- 6.5%
       2,575   Cameron International Corp.*                         161,684
      10,300   Chesapeake Energy +                                  318,064
       9,500   Grant Prideco, Inc.*                                 473,480
       7,100   Hess Corp. +                                         393,837
       5,501   Murphy Oil Corp.                                     293,753
      10,000   Smith International, Inc. +                          480,500
       4,780   Weatherford International, Ltd.*                     215,578
--------------------------------------------------------------------------------
                                                                  2,336,896
--------------------------------------------------------------------------------
   FINANCIAL - BANKING -- 3.4%
       4,035   Commerce Bancorp, Inc. +                             134,688
       5,765   Marshall & Ilsley Corp.                              266,977
      14,076   New York Community Bancorp, Inc.                     247,597
       6,485   People's Bank                                        287,934
       4,980   SVB Financial Group*                                 241,978
--------------------------------------------------------------------------------
                                                                  1,179,174
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 1.8%
       8,775   Federated Investors, Inc. - Class B                  322,218
       7,100   Fidelity National Information Services, Inc.         322,766
--------------------------------------------------------------------------------
                                                                    644,984
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.9%
       5,300   Varian*                                              308,778
--------------------------------------------------------------------------------
   HEALTH CARE - BIOTECHNOLOGY -- 2.9%
      19,400   Celgene*                                           1,017,724
--------------------------------------------------------------------------------
   HEALTH CARE - LIFE SCIENCE TOOLS -- 4.3%
      32,010   Thermo Electron*+                                  1,496,468
--------------------------------------------------------------------------------
   HEALTH CARE - MANAGED CARE AND SERVICES -- 2.7%
       6,750   Coventry Health Care, Inc.*                          378,338
      14,700   Omnicare, Inc.                                       584,619
--------------------------------------------------------------------------------
                                                                    962,957
--------------------------------------------------------------------------------
   HEALTH CARE - PHARMACEUTICALS -- 4.8%
      50,600   Elan Corp. plc*                                      672,474
       7,335   Hospira, Inc.*                                       300,002
      11,500   Shire Pharmaceuticals Group plc +                    711,850
--------------------------------------------------------------------------------
                                                                  1,684,326
--------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT -- 1.5%
       5,360   Bausch & Lomb, Inc.                                  274,218
       4,125   Hillenbrand Industries, Inc.                         244,901
--------------------------------------------------------------------------------
                                                                    519,119
--------------------------------------------------------------------------------
   HEALTH CARE FACILITY -- 2.5%
       8,400   Community Health Systems*                            296,100
       9,305   HEALTHSOUTH Corp.* +                                 195,498
       6,900   Manor Care +                                         375,084
--------------------------------------------------------------------------------
                                                                    866,682
--------------------------------------------------------------------------------
   HEALTH CARE SERVICES -- 0.9%
       5,900   DaVita, Inc.*                                        314,588
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 1.2%
       4,895   Dover                                                238,925
       6,316   Pentair, Inc.                                        196,807
--------------------------------------------------------------------------------
                                                                    435,732
--------------------------------------------------------------------------------
   HOME FURNISHINGS -- 0.4%
       6,070   Leggett & Platt                                      137,607
--------------------------------------------------------------------------------
   HOTELS/MOTELS & RESORTS -- 0.8%
       5,500   Gaylord Entertainment Co.*                           290,785
--------------------------------------------------------------------------------
   INDUSTRIAL MACHINERY -- 2.6%
       7,200   IDEX Corp.                                           366,336
       5,100   ITT Industries, Inc.                                 307,632
       5,965   Joy Global, Inc.                                     255,899
--------------------------------------------------------------------------------
                                                                    929,867
--------------------------------------------------------------------------------
   INDUSTRIALS -- 0.6%
       3,105   Teleflex, Inc.                                       211,357
--------------------------------------------------------------------------------
   INDUSTRIALS - AEROSPACE/DEFENSE -- 1.7%
       3,400   DRS Technologies, Inc.                               177,378
       4,600   Textron, Inc.                                        413,080
--------------------------------------------------------------------------------
                                                                    590,458
--------------------------------------------------------------------------------
   INDUSTRIALS - TRADE COMPANIES AND DISTRIBUTION -- 1.4%
      10,400   MSC Industrial Direct Co. - Class A                  485,472
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 2.5%
       6,020   Diebold, Inc.                                        287,214
       4,080   SPX Corp.                                            286,416
      51,330   Sun Microsystems, Inc.*                              308,494
--------------------------------------------------------------------------------
                                                                    882,124
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

                                                  ------------------------------
                                                  Touchstone Mid Cap Growth Fund
                                                  ------------------------------

--------------------------------------------------------------------------------

    Shares                                                         Value

COMMON STOCKS -- 98.0% - CONTINUED
   INFORMATION TECHNOLOGY - APPLICATION SOFTWARE -- 3.3%
       9,000   Amdocs, Ltd.*                                  $     328,320
      13,800   Cognos, Inc.*                                        543,582
      12,000   Red Hat, Inc.* +                                     275,160
--------------------------------------------------------------------------------
                                                                  1,147,062
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - COMMUNICATIONS
   EQUIPMENT -- 0.8%
       8,200   Polycom, Inc.*                                       273,306
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - CONSULTING -- 0.5%
       8,000   Satyam Computer Services Ltd. - ADR +                181,600
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - DATA PROCESSING SERVICES -- 1.7%
       5,000   Alliance Data Systems Corp.*                         308,100
       7,700   CheckFree Corp.*                                     285,593
--------------------------------------------------------------------------------
                                                                    593,693
--------------------------------------------------------------------------------
   INSURANCE -- 2.7%
       9,995   Arthur J. Gallagher & Co. +                          283,158
       3,070   Assurant, Inc.                                       164,644
       9,420   Old Republic International Corp.                     208,370
       7,385   Willis Group Holdings, Ltd.                          292,299
--------------------------------------------------------------------------------
                                                                    948,471
--------------------------------------------------------------------------------
   INVESTMENT BANKING/BROKERAGE -- 1.8%
      30,595   E*Trade Financial Corp.*                             649,226
--------------------------------------------------------------------------------
   LIFE SCIENCE TOOLS -- 1.1%
       5,900   Invitrogen Corp.*                                    375,535
--------------------------------------------------------------------------------
   MARINE -- 0.6%
       6,100   Kirby Corp.*                                         213,378
--------------------------------------------------------------------------------
   MATERIALS -- 1.5%
       4,480   Cytec Industries, Inc.                               251,955
       5,735   International Flavors & Fragrances, Inc.             270,807
--------------------------------------------------------------------------------
                                                                    522,762
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 1.1%
       2,510   Beckman Coulter, Inc.                                160,364
       4,705   Edwards Lifesciences Corp.*                          238,543
--------------------------------------------------------------------------------
                                                                    398,907
--------------------------------------------------------------------------------
   PERSONAL PRODUCTS -- 1.4%
       9,900   Estee Lauder Companies, Inc. (The)                   483,615
--------------------------------------------------------------------------------
   RAILROADS -- 1.1%
       6,600   Canadian Pacific Railway, Ltd. +                     372,570
--------------------------------------------------------------------------------
   RESTAURANTS -- 0.9%
      11,485   Cheesecake Factory (The)*                            306,075
--------------------------------------------------------------------------------
   RETAILERS -- 5.5%
      15,600   Coldwater Creek Inc.*                                316,368
       7,025   Federated Department Stores, Inc.                    316,476
      21,200   GameStop Corp.*                                      690,483
      11,215   Gap, Inc. (The)                                      193,010
       7,534   Regis Corp.                                          304,148
       3,200   Whole Foods Market, Inc.                             143,520
--------------------------------------------------------------------------------
                                                                  1,964,005
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 3.9%
      10,025   ASML Holding N.V.*                                   248,119
      18,830   Maxim Integrated Products, Inc.                      553,603
      21,360   Teradyne*                                            353,294
       9,701   Verigy, Ltd.*                                        227,682
--------------------------------------------------------------------------------
                                                                  1,382,698
--------------------------------------------------------------------------------
   TECHNOLOGY - SEMI-CONDUCTORS -- 3.8%
       9,790   Analog Devices, Inc.                                 337,657
       5,865   International Rectifier Corp.*                       224,102
       4,210   KLA-Tencor Corp.                                     224,477
      15,400   Marvell Technology Group Ltd.*                       258,874
      18,365   Micron Technology, Inc.*                             221,849
       2,635   National Semiconductor Corp.                          63,609
--------------------------------------------------------------------------------
                                                                  1,330,568
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 1.6%
      16,030   ADC Telecommunications, Inc.*                        268,342
      29,800   Tellabs, Inc.*                                       295,020
--------------------------------------------------------------------------------
                                                                    563,362
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                           $  34,484,827
--------------------------------------------------------------------------------
FOREIGN STOCK -- 1.2%
   AEROSPACE/DEFENSE -- 1.2%
       9,300   Empresa Brasileira de Aeronautica S.A.         $     426,498
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 12.4%
   4,096,504   BBH Securities Lending Fund **                     4,096,504
     260,246   Touchstone Institutional
               Money Market Fund^                                   260,246
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                        $   4,356,750
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 111.6%
(COST $33,945,433)                                            $  39,268,075
LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.6%)                 (4,076,474)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  35,191,601
--------------------------------------------------------------------------------

*   Non-income producing security.
^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $4,012,531.
**  Represents collateral for securities loaned.
ADR - American Depository Receipt.


See Notes to Schedules of Investments

16

----------------------------
Touchstone Money Market Fund
----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

COMMERCIAL PAPER -- 2.6%
  $2,171,000   BNP Paribas
               Finance, Inc. CP            .00      4/2/07    $   2,170,673
--------------------------------------------------------------------------------
CORPORATE BONDS -- 16.2%
     820,000   Morgan Stanley             5.80      4/1/07          820,000
     742,000   SLM Corp.                  5.63     4/10/07          742,008
     100,000   Credit Suisse              5.75     4/15/07          100,008
     850,000   Alabama
               Power Co. FRN              5.61     4/23/07          850,141
     100,000   McDonald's Corp.           5.38     4/30/07           99,994
     210,000   Merrill Lynch & Co.        3.00     4/30/07          209,545
   2,035,000   Bank One Corp.             7.60      5/1/07        2,038,331
     170,000   Wells Fargo & Co.          7.20      5/1/07          170,258
     500,000   ABN AMRO Bank FRN          5.44     5/11/07          500,010
     100,000   Bank One Corp.             7.13     5/15/07          100,197
     945,000   Caterpillar Financial
               Services Corp.             3.10     5/15/07          942,339
     190,000   FPL Group Capital          6.13     5/15/07          190,104
     100,000   National City Bank         3.30     5/15/07           99,747
     570,000   General Electric
               Capital Corp.              8.75     5/21/07          572,421
     200,000   JPMorgan
               Chase & Co.                7.25      6/1/07          200,597
     200,000   Caterpillar Financial
               Services Corp.             4.88     6/15/07          199,661
     650,000   Comerica Bank              7.25     6/15/07          652,402
     152,000   General Electric
               Capital Corp.              5.00     6/15/07          151,842
     100,000   HSBC Finance Corp.         5.60     6/15/07          100,053
     140,000   HSBC Finance Corp.         5.75     6/15/07          140,052
   2,154,000   ABN AMRO Bank              7.13     6/18/07        2,161,452
     102,000   SunTrust Banks, Inc.       5.05      7/1/07          101,887
     123,000   Georgia Power Co.          4.88     7/15/07          122,695
     600,000   National City Bank         4.88     7/20/07          598,969
     125,000   McDonald's Corp.           6.50      8/1/07          125,454
     294,000   US Bank NA                 3.70      8/1/07          292,367
     200,000   Caterpillar Financial
               Services Corp.             3.13     8/15/07          198,397
     250,000   Merrill Lynch
               & Co., Inc.                3.38     9/14/07          247,768
     100,000   National Rural
               Utilities Finance Corp.    3.25     10/1/07           98,918
     227,000   Caterpillar Financial
               Services Corp.             3.63    11/15/07          224,555
     175,000   Citigroup, Inc.            3.50      2/1/08          172,456
     100,000   National Rural
               Utilities Finance Corp.    6.20      2/1/08          100,659
     100,000   PNC Financial
               Services Group, Inc.       4.20     3/10/08           98,983
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                         $  13,424,270
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 8.7%
   1,000,000   Camden Co NJ
               Impt Auth Rev BANS         5.74      8/1/07        1,000,000
   2,000,000   Arlington MA UT
               GO BANS                    5.65     8/30/07        2,001,692
   1,500,000   Chelsea MA
               LTGO BANS                  5.50    12/27/07        1,501,475
   2,000,000   South Euclid OH LT
               GO BANS Series 2007        5.50     1/29/08        2,000,000
     750,000   New Bedford MA LT
               GO BANS Series C           5.50     2/15/08          750,668
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                 $   7,253,835
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 69.6%
     630,000   Butler Co OH Cap
               Fdg Rev (CCAO
               Low Cost)                  5.35      4/4/07          630,000
     250,000   Chattanooga TN
               Hlth Ed MFH
               (Windridge)                5.44      4/4/07          250,000
     235,000   Florida HFC MFH
               (Arlington)                5.44      4/4/07          235,000
     415,000   Greenville SC Mem
               Aud (Bi-Lo Ctr)            5.44      4/4/07          415,000
   2,732,000   Haas Door Co &
               Nofziger Doors
               Intl, Inc.                 5.38      4/4/07        2,732,000
   2,165,000   MA St Dev Fin Solid
               Waste (Newark
               Group)                     5.35      4/4/07        2,165,000
      35,000   St Johns Co FL HFA
               (Ponce Harbor Apts)        5.44      4/4/07           35,000
     275,000   Volusia Co FL HFA
               MFH (Sunrise Pointe)       5.44      4/4/07          275,000
   3,200,000   486 Lesser Street          5.38      4/5/07        3,200,001
   2,500,000   Advance
               Packaging Corp.            5.35      4/5/07        2,500,000
     885,000   Agra Enterprises LLC       5.41      4/5/07          885,000
     240,000   American
               Watchmakers                5.52      4/5/07          240,000
     600,000   Assk Properties LC         5.50      4/5/07          600,000
     265,000   Aurora IL IDA
               Rev Ser B                  5.48      4/5/07          265,000
     920,000   Aurora Kane &
               Du Page Co IL IDR
               (A&B Hldgs)                5.47      4/5/07          920,000
     720,000   Bee-Holdings, Inc.         5.43      4/5/07          720,000
     349,000   CWB Investments LLC        5.47      4/5/07          349,000
   1,525,000   Findlay Medical -
               Dental                     5.41      4/5/07        1,525,000
     347,000   Fitch Denney
               Funeral Home, Inc.         5.47      4/5/07          347,000
     250,000   Florida HFC MFH
               (Avalon Reserve)           5.42      4/5/07          250,000
     525,000   Grant Street
               Housing Partners           5.50      4/5/07          525,000


See Notes to Schedules of Investments

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 69.6%  - CONTINUED
  $3,000,000   Heart Center LLC           5.37      4/5/07    $   3,000,000
     420,000   IL Fin Auth
               (Sunshine Thru Golf)       5.44      4/5/07          420,000
     865,000   Johnson Bible College      5.37      4/5/07          865,000
     830,000   Keltec, Inc.               5.43      4/5/07          830,000
     145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ)                   5.42      4/5/07          145,000
     540,000   Lake Oswego OR
               Redev Agy Tax
               Increment Rev Ser B        5.40      4/5/07          540,000
   2,000,000   Lavonia O Frick
               Family Trust               5.37      4/5/07        2,000,000
   1,000,000   MI St Strat Fd
               Rev Ser B (Mot LLC)        5.36      4/5/07        1,000,000
     360,000   Miklin Enterprises, Inc.   5.47      4/5/07          360,000
   1,000,000   Mill St Village LLC        5.52      4/5/07        1,000,000
   1,740,000   Mountain Agency, Inc.      5.47      4/5/07        1,740,000
   1,075,000   Mountain State
               Univ Inc WV Rev            5.47      4/5/07        1,075,000
     250,000   New York St Hsg
               Fin Agy Rev                5.32      4/5/07          250,000
     900,000   P&P Investment
               Co, Inc.                   5.43      4/5/07          900,000
     350,000   Pine Tree
               Country Club               5.39      4/5/07          350,000
     266,000   Powell Hlthcare            5.45      4/5/07          266,000
   1,260,882   Rev Bd Ctf Ser
               2004-06
               (Hunters Glen)             5.57      4/5/07        1,260,882
   1,000,000   Rev Bd Ctf Ser
               2004-12
               (Timber Lake)              5.57      4/5/07        1,000,000
     623,000   Rev Bd Ctf Ser
               2004-15
               (Centennial)               5.52      4/5/07          623,000
   2,300,000   Rev Bd Ctf Ser
               2006-05 (Wildwood)         5.57      4/5/07        2,300,000
   2,000,000   Rev Bd Ctfs Ser
               2004-2 Class B             5.52      4/5/07        2,000,000
   3,000,000   Roanoke Rapids
               NC Music & Ent             5.35      4/5/07        3,000,000
   2,235,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)         5.52      4/5/07        2,235,000
     170,000   Suffolk Co NY IDA
               (Hampton Day School)       5.44      4/5/07          170,000
   1,895,000   Taylor Steel, Inc.         5.37      4/5/07        1,895,000
     480,000   Vista Funding Ser 01-B     5.37      4/5/07          480,000
     815,000   VP Pack LLC                5.47      4/5/07          815,000
   1,670,000   Wai Enterprises
               LLC Ser 2004               5.40      4/5/07        1,670,000
   2,850,000   Watsons
               Grand Rapids
               Properties LLC             5.40      4/5/07        2,850,000
     390,000   Westmoreland Co
               PA IDA (Greensburg
               Thermal) Ser B             5.37      4/5/07          390,000
     655,000   Wilmington Iron
               & Metal                    5.42      4/5/07          655,000
   1,010,000   Community
               Christian School, Inc.     5.42      4/6/07        1,010,000
     540,000   Diaz-Upton LLC             5.42      4/6/07          540,000
     795,000   Green Valley
               Baptist Church
               (Birmingham AL)            5.42      4/6/07          795,000
     305,000   Schenectady NY
               IDA Rev (JMR
               Dev Co Project)            5.42      4/7/07          305,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                             $  57,797,883
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
   2,000,000   Overseas Private
               Investment Corp. FRN       5.30      4/4/07        2,000,000
     645,000   Federal Farm
               Credit Bank                3.90     6/21/07          642,792
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                      $   2,642,792
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.3%
(COST $83,289,453)                                            $  83,289,453
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                    (218,272)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  83,071,181
--------------------------------------------------------------------------------

*   Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
CP - Commercial Paper
FRN - Floating Rate Note
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LT - Limited Tax
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
UT - Unlimited Tax


See Notes to Schedules of Investments

18

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 66.1%
   AUTOMOTIVE -- 1.7%
     100,400   Superior Industries International, Inc.+     $     2,091,332
--------------------------------------------------------------------------------
   BANKING -- 2.1%
      79,700   Brookline Bancorp, Inc.                            1,009,799
     100,010   NewAlliance Bancshares, Inc.                       1,621,162
--------------------------------------------------------------------------------
                                                                  2,630,961
--------------------------------------------------------------------------------
   BLDG CONSTRUCTION - GEN CONT. & OP -- 0.8%
      20,710   MDC Holdings, Inc. +                                 995,530
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 3.1%
      80,541   Handleman Company +                                  561,371
      66,900   JAKKS Pacific, Inc.*                               1,598,910
     126,800   LeapFrog Enterprises, Inc.* +                      1,356,760
      32,000   Russ Berrie and Company, Inc.*                       451,200
--------------------------------------------------------------------------------
                                                                  3,968,241
--------------------------------------------------------------------------------
   ELECTRONICS -- 6.9%
     169,000   AVX Corp.                                          2,568,800
      24,600   Bel Fuse, Inc. - Class B                             952,266
      62,600   Electronics For Imaging, Inc.*                     1,467,970
      75,000   Intel                                              1,434,750
      25,600   Lexmark International, Inc. - Class A*             1,496,576
      30,700   Synopsys, Inc.*                                      805,261
--------------------------------------------------------------------------------
                                                                  8,725,623
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 9.2%
      15,000   Ambac Financial Group, Inc.                        1,295,850
      13,800   CIT Group, Inc.                                      730,296
      28,250   Legg Mason, Inc.                                   2,661,433
      37,100   MBIA, Inc.                                         2,429,679
      79,258   Mellon Financial Corp.                             3,419,190
      48,725   Westwood Holdings Group, Inc.                      1,121,162
--------------------------------------------------------------------------------
                                                                 11,657,610
--------------------------------------------------------------------------------
   HEALTH CARE PRODUCTS & SERVICES -- 2.6%
      60,800   Cross Country Healthcare, Inc.*                    1,108,384
      88,000   Pfizer, Inc.                                       2,222,880
--------------------------------------------------------------------------------
                                                                  3,331,264
--------------------------------------------------------------------------------
   INDUSTRIAL -- 7.8%
      51,300   Alamo Group, Inc.                                  1,190,673
      25,600   Bandag, Inc. +                                     1,297,664
      63,800   POSCO - ADR +                                      6,632,010
      16,568   USG Corp. +                                          773,394
--------------------------------------------------------------------------------
                                                                  9,893,741
--------------------------------------------------------------------------------
   INSURANCE -- 5.0%
      98,525   Millea Holdings, Inc. - ADR                        3,642,469
      61,800   Phoenix Companies, Inc. (The)                        857,784
      33,000   Radian Group, Inc. +                               1,811,040
--------------------------------------------------------------------------------
                                                                  6,311,293
--------------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 1.2%
       9,500   Capital Southwest Corp.                            1,459,865
--------------------------------------------------------------------------------
   MEDIA -- 1.4%
       4,375   Liberty Media Corp. - Capital, Class A*              483,831
      21,875   Liberty Media Corp. - Interactive, Class A*          521,063
      24,095   Tribune Company +                                    773,690
--------------------------------------------------------------------------------
                                                                  1,778,584
--------------------------------------------------------------------------------
   OIL & GAS -- 7.2%
      44,035   Cimarex Energy Company                             1,630,176
      56,133   Pogo Producing Company                             2,699,997
      23,800   St. Mary Land & Exploration Company*                 872,984
      35,000   Tidewater, Inc.                                    2,050,300
      46,200   Whiting Petroleum Corp.*                           1,820,742
--------------------------------------------------------------------------------
                                                                  9,074,199
--------------------------------------------------------------------------------
   REAL ESTATE -- 12.9%
      87,825   Brookfield Asset Management, Inc. - Class A        4,589,735
      84,000   Forest City Enterprises, Inc. - Class A            5,559,120
     103,950   Origen Financial, Inc.                               723,492
      40,420   ProLogis                                           2,624,471
      21,700   Skyline Corp.                                        732,158
      41,600   St. Joe Company (The) +                            2,176,096
--------------------------------------------------------------------------------
                                                                 16,405,072
--------------------------------------------------------------------------------
   SEMI-CONDUCTOR EQUIPMENT -- 1.6%
      30,000   Applied Materials, Inc.                              549,600
      76,000   Electro Scientific Industries, Inc.*               1,462,240
--------------------------------------------------------------------------------
                                                                  2,011,840
--------------------------------------------------------------------------------
   SOFTWARE -- 0.6%
      31,100   Sybase, Inc.*                                        786,208
--------------------------------------------------------------------------------
   TELECOMMUNICATION EQUIPMENT -- 2.0%
     214,650   Sycamore Networks, Inc.*                             802,791
     168,000   Tellabs, Inc.*                                     1,663,200
--------------------------------------------------------------------------------
                                                                  2,465,991
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    83,587,354
FOREIGN STOCKS -- 19.2%
   AUTOMOTIVE -- 4.1%
     110,000   Toyota Industries Corp.                            5,208,979
--------------------------------------------------------------------------------
   FORESTRY -- 1.3%
     100,000   TimberWest Forest Corp.                            1,593,000
--------------------------------------------------------------------------------
   INDUSTRIAL -- 1.3%
      44,300   Agrium, Inc. +                                     1,698,019
--------------------------------------------------------------------------------
   INSURANCE -- 1.1%
      20,000   Arch Capital Group Ltd.*                           1,364,200
--------------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 5.6%
     320,000   Hutchison Whampoa, Ltd.                            3,077,750
     172,500   Investor AB - Class A +                            4,014,270
--------------------------------------------------------------------------------
                                                                  7,092,020
--------------------------------------------------------------------------------
   OIL & GAS -- 5.2%
      44,520   Canadian Natural Resources, Ltd.                   2,457,059
      70,400   EnCana Corp.                                       3,564,352
      20,000   Nabors Industries, Ltd.* +                           593,400
--------------------------------------------------------------------------------
                                                                  6,614,811
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 0.6%
      23,000   Daiichi Sankyo Company, Ltd.                         704,629
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                        $    24,275,658
--------------------------------------------------------------------------------


See Notes to Schedules of Investments

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------

--------------------------------------------------------------------------------

    Shares                                                         Value

INVESTMENT FUNDS -- 31.2%
  20,874,988   BBH Securities Lending Fund **               $    20,874,988
  18,578,403   Touchstone Institutional
               Money Market Fund ^                               18,578,403
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $    39,453,391
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 116.5%
(COST $106,559,165)                                         $   147,316,403
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.5%)                (20,870,189)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $   126,446,214
--------------------------------------------------------------------------------

*   Non-income producing security.
^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $20,101,535.
**  Represents collateral for securities loaned.
ADR - American Depository Receipt.


See Notes to Schedules of Investments

20

--------------------------
Touchstone Value Plus Fund
--------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 89.5%
   BANKING -- 3.1%
      11,065   Bank of America Corp.                          $     564,536
--------------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 8.3%
      16,465   Cadbury Schweppes PLC - ADR                          845,807
      15,700   Kraft Foods, Inc. - Class A +                        497,062
       5,495   Rare Hospitality International, Inc.*                165,345
--------------------------------------------------------------------------------
                                                                  1,508,214
--------------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 0.7%
       3,097   Hewlett-Packard Co.                                  124,314
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 0.6%
       1,304   Dominion Resources, Inc.                             115,756
--------------------------------------------------------------------------------
   ELECTRONICS -- 3.6%
       6,959   Intel Corp.                                          133,126
      10,236   Sony Corp. - ADR                                     516,815
--------------------------------------------------------------------------------
                                                                    649,941
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 21.8%
       9,089   CIT Group, Inc.                                      480,990
      13,363   Citigroup, Inc.                                      686,056
      16,939   Countrywide Credit Industries                        569,828
       8,541   Federal Home Loan Mortgage Corp.                     508,104
      16,960   J.P. Morgan Chase & Co.                              820,525
       6,773   MBIA, Inc. +                                         443,564
       5,457   Merrill Lynch & Co., Inc.                            445,673
--------------------------------------------------------------------------------
                                                                  3,954,740
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 0.2%
         406   Deere & Co.                                           44,108
--------------------------------------------------------------------------------
   INDUSTRIAL - DIVERSIFIED -- 3.1%
      10,709   General Electric Co.                                 378,670
       6,175   Tyco International                                   194,821
--------------------------------------------------------------------------------
                                                                    573,491
--------------------------------------------------------------------------------
   INSURANCE -- 2.7%
       1,629   Allstate Corp.                                        97,838
       5,894   American International Group, Inc.                   396,194
--------------------------------------------------------------------------------
                                                                    494,032
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 2.8%
       8,545   Comcast Corp. - Class A*                             217,641
      14,951   Time Warner, Inc.                                    294,834
--------------------------------------------------------------------------------
                                                                    512,475
--------------------------------------------------------------------------------
   OIL & GAS -- 14.2%
       5,467   ChevronTexaco                                        404,339
       5,176   ConocoPhillips                                       353,780
       9,585   Eni S.p.A. - ADR +                                   621,396
       7,571   Exxon Mobil Corp.                                    571,232
      19,214   Repsol YPF, S.A. - ADR +                             644,437
--------------------------------------------------------------------------------
                                                                  2,595,184
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 11.7%
      10,146   Amgen, Inc.*                                         566,958
       8,240   Johnson & Johnson                                    496,542
      11,449   Novartis AG - ADR                                    625,460
      17,320   Pfizer, Inc.                                         437,503
--------------------------------------------------------------------------------
                                                                  2,126,463
--------------------------------------------------------------------------------
   RETAILERS -- 1.7%
       5,355   Casey's General Stores, Inc.                         133,929
       5,013   Home Depot, Inc.                                     184,177
--------------------------------------------------------------------------------
                                                                    318,106
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 11.2%
         285   Alltell Corp.                                         17,670
      12,170   AT&T, Inc.                                           479,863
      26,544   Deutsche Telekom AG - ADR                            438,772
      28,365   Plantronics, Inc.                                    669,982
      23,155   Sprint Nextel Corp.                                  439,019
--------------------------------------------------------------------------------
                                                                  2,045,306
--------------------------------------------------------------------------------
   TRUCKING / SHIPPING -- 3.8%
       1,891   FedEx Corp.                                          203,150
      26,923   Werner Enterprises, Inc.                             489,191
--------------------------------------------------------------------------------
                                                                    692,341
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                           $  16,319,007
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 10.6%
      17,858   iShares Russell 3000 Value Index Fund          $   1,938,486
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 10.0%
   1,810,575   BBH Securities Lending Fund **                     1,810,575
      15,343   Touchstone Institutional
               Money Market Fund ^                                   15,343
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                        $   1,825,918
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 110.1%
(COST $17,819,527)                                            $  20,083,411
LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.1%)                 (1,836,977)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  18,246,434
--------------------------------------------------------------------------------

*   Non-income producing security.
^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2007, was $1,760,502.
**  Represents collateral for securities loaned.
ADR - American Depository Receipt.


See Notes to Schedules of Investments

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.6%
      40,010   iShares Lehman Aggregate Bond Fund             $   4,010,602
      34,160   iShares MSCI EAFE Index Fund                       2,608,116
       8,950   iShares S&P 500 Index Fund                         1,273,227
      61,400   iShares S&P 500/BARRA
               Growth Index Fund                                  3,968,282
      85,500   iShares S&P 500/BARRA Value Index Fund             6,614,280
       9,720   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                    817,744
       9,980   iShares S&P MidCap 400/BARRA
               Value Index Fund                                     832,931
       1,490   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                    198,572
       7,960   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                     610,612
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                   $  20,934,366
--------------------------------------------------------------------------------
INVESTMENT FUND -- 2.1%
     456,560   Touchstone Institutional
               Money Market Fund^                             $     456,560
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.7%
(COST $19,504,389)                                            $  21,390,926
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)                    (147,909)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  21,243,017
--------------------------------------------------------------------------------

^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments

22

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.5%
      10,880   iShares Lehman 1-3 Year
               Treasury Bond Fund                             $     875,405
      95,200   iShares Lehman Aggregate Bond Fund                 9,542,849
      15,150   iShares MSCI EAFE Index Fund                       1,156,703
       5,240   iShares S&P 500 Index Fund                           745,442
      28,400   iShares S&P 500/BARRA
               Growth Index Fund                                  1,835,492
      36,440   iShares S&P 500/BARRA
               Value Index Fund                                   2,818,998
       4,440   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                    373,537
       4,540   iShares S&P MidCap 400/BARRA
               Value Index Fund                                     378,908
       1,260   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                    167,920
       2,390   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                     183,337
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                   $  18,078,591
--------------------------------------------------------------------------------
INVESTMENT FUND -- 1.7%
     306,400   Touchstone Institutional
               Money Market Fund ^                            $     306,400
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $17,649,441)                                            $  18,384,991
Liabilities in Excess of Other Assets -- (0.2%)                     (40,264)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  18,344,727
--------------------------------------------------------------------------------

^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 99.0%
      14,360   iShares Lehman Aggregate Bond Fund             $   1,439,446
     143,810   iShares MSCI EAFE Index Fund                      10,979,893
     161,100   iShares S&P 500/BARRA Growth Index Fund           10,411,893
     135,600   iShares S&P 500/BARRA Value Index Fund            10,490,016
      17,540   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                  1,475,640
      16,810   iShares S&P MidCap 400/BARRA
               Value Index Fund                                   1,402,963
      11,150   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                  1,485,961
     138,590   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                  10,631,239
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                   $  48,317,051
--------------------------------------------------------------------------------
INVESTMENT FUND -- 1.5%
     709,878   Touchstone Institutional
               Money Market Fund ^                            $     709,878
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.5%
(COST $44,606,529)                                            $  49,026,929
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                    (243,845)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  48,783,084
--------------------------------------------------------------------------------

^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments

24

----------------------------
Touchstone Moderate ETF Fund
----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.6%
     125,580   iShares Lehman Aggregate Bond Fund             $  12,588,140
      41,260   iShares MSCI EAFE Index Fund                       3,150,201
      14,320   iShares S&P 500 Index Fund                         2,037,163
      72,590   iShares S&P 500/BARRA Growth Index Fund            4,691,492
     101,830   iShares S&P 500/BARRA Value Index Fund             7,877,569
      11,810   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                    993,575
      12,110   iShares S&P MidCap 400/BARRA
               Value Index Fund                                   1,010,701
       2,460   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                    327,844
       8,730   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                     669,678
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                   $  33,346,363
--------------------------------------------------------------------------------
INVESTMENT FUND -- 2.0%
     679,499   Touchstone Institutional
               Money Market Fund ^                            $     679,499
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.6%
(COST $31,713,217)                                            $  34,025,862
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                    (208,051)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $  33,817,811
--------------------------------------------------------------------------------

^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2007 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2007, there were no futures contracts held in the Funds. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

26

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2007, the following Funds loaned securities and received collateral as follows:

                                        Fair Value of           Value of
Fund                                  Securities Loaned   Collateral Received

Touchstone Balanced Fund                   $   437,551         $   445,093
Touchstone Baron Small Cap Fund            $ 5,125,523         $ 5,256,699
Touchstone High Yield Fund                 $   350,938         $   369,471
Touchstone Mid Cap Growth Fund             $ 4,012,531         $ 4,096,504
Touchstone Third Avenue Fund               $20,101,535         $20,874,988
Touchstone Value Plus Fund                 $ 1,760,502         $ 1,810,575

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of March 31, 2007, there were no forward foreign currency contracts held in the Funds.

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

FEDERAL TAX INFORMATION. As of March 31, 2007, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                                        Net
                                                                           Gross                 Gross               Unrealized
                                                    Federal              Unrealized            Unrealized           Appreciation
                                                    Tax Cost            Appreciation          Depreciation         (Depreciation)
                                                 --------------         ------------          -------------         -------------
Touchstone Balanced Fund                          $ 27,898,581          $  2,897,537          $   (516,338)          $  2,381,199
Touchstone Baron Small Cap Fund                   $ 21,610,448          $ 11,218,679          $   (350,094)          $ 10,868,585
Touchstone Core Bond Fund                         $ 38,652,907          $    171,789          $   (234,604)          $    (62,815)
Touchstone Eagle Capital Appreciation Fund        $ 24,412,381          $  3,339,048          $   (477,902)          $  2,861,146
Touchstone Enhanced Dividend 30 Fund              $ 22,204,952          $  3,346,205          $   (652,617)          $  2,693,588
Touchstone Growth & Income Fund                   $ 26,148,199          $  1,915,150          $   (167,078)          $  1,748,072
Touchstone High Yield Fund                        $ 37,960,938          $    978,059          $   (351,727)          $    626,332
Touchstone Mid Cap Growth Fund                    $ 34,095,844          $  5,814,661          $   (642,430)          $  5,172,231
Touchstone Money Market Fund                      $ 83,289,453          $         --          $         --           $         --
Touchstone Third Avenue Fund                      $106,559,165          $ 42,558,199          $ (1,800,961)          $ 40,757,238
Touchstone Value Plus Fund                        $ 17,886,572          $  2,428,814          $   (231,975)          $  2,196,839
Touchstone Aggressive ETF Fund                    $ 19,557,820          $  1,907,060          $    (73,954)          $  1,833,106
Touchstone Conservative ETF Fund                  $ 17,669,685          $    788,198          $    (72,892)          $    715,306
Touchstone Enhanced ETF Fund                      $ 44,186,294          $  5,059,461          $   (218,826)          $  4,840,635
Touchstone Moderate ETF Fund                      $ 31,759,704          $  2,422,391          $   (156,233)          $  2,266,158

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust

By:    /s/ Jill T. McGruder
       ------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 18, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 18, 2007